Schedule of Crypto Assets Reconciliation of Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, December 31, 2023
Additions			2,800
Dispositions	$ (500)		(520)
Unrealized loss, net	(124)		(124)
Balance, September 30, 2024	$ 2,156		$ 2,156